Segmental reporting (Tables)	6 Months Ended
Jun. 30, 2018
Disclosure of operating segments [abstract]
Analysis of results by business
Analysis of results by business
	BarclaysUK	BarclaysInternational	HeadOffice	BarclaysGroup
Half year ended 30.06.18	£m	£m	£m	£m
Total income[1]	3,624	7,515	(205)	10,934
Credit impairment (charges)/releases and other provisions	(415)	(161)	5	(571)
Net operating income/(expenses)	3,209	7,354	(200)	10,363
Operating expenses	(2,387)	(4,668)	(1,661)	(8,716)
Other net income/(expenses)[2]	4	24	(16)	12
Profit/(loss) before tax	826	2,710	(1,877)	1,659

	£bn	£bn	£bn	£bn
Total assets	245.9	886.5	17.2	1,149.6

	BarclaysUK	BarclaysInternational	HeadOffice	BarclaysNon-Core[3]	BarclaysGroup
Half year ended 30.06.17	£m	£m	£m	£m	£m
Total income	3,661	7,748	2	(530)	10,881
Credit impairment charges and other provisions	(398)	(625)	(1)	(30)	(1,054)
Net operating income/(expenses)	3,263	7,123	1	(560)	9,827
Operating expenses	(2,628)	(4,720)	(100)	(284)	(7,732)
Other net (expenses)/income[2]	(1)	214	(164)	197	246
Profit/(loss) before tax	634	2,617	(263)	(647)	2,341

	£bn	£bn	£bn	£bn	£bn
Total assets	203.4	681.6	17.3	233.0	1,135.3

  £176m of certain legacy capital instrument funding costs are now charged to Head Office, the impact of which would have been materially the same if the charges had been included in H117.
  Other net income/(expenses) represents the share of post-tax results of associates and joint ventures, profit (or loss) on disposal of subsidiaries, associates and joint ventures and gains on acquisitions.
  Barclays Non-Core segment was closed on 1 July 2017, with financial performance subsequently reported in Barclays UK, Barclays International and Head Office.

Income by geographic region (audited)

	Half year ended	Half year ended
Split of income by geographic region[1]	30.06.18	30.06.17
	£m	£m
UK	5,527	5,649
Europe	1,042	731
Americas	3,966	4,093
Africa and Middle East	103	139
Asia	296	269
Total	10,934	10,881

  The geographic region is based on counterparty location.